3 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Taxes
	December 31, 2013	December 31, 2012
Deferred tax assets:	-	-
Net Operating tax carry-forwards	$ 11,295	3,268
Gross deferred tax asset	11,295	3,268
Valuation allowance	(11,295)	(3,268)
Net deferred tax assets	-	-